UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	December 31st
Date of reporting period:	July 1, 2018 to September 30, 2018

Item 1:            Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (106.8%)
Air Transportation (0.3%)
$550	United Continental Holdings, Inc., Company Guaranteed Notes(1)	(BB, Ba3)	02/01/24	5.000	$547,250

Auto Parts & Equipment (2.3%)
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(2)	(B+, B1)	11/15/26	5.625	1,282,125
2,000	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 09/15/21 @ 102.38)(2),(3)	(BB+, Ba1)	09/15/26	4.750	1,890,000
1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(2)	(B+, B2)	10/01/26	6.125	1,018,750

					4,190,875

Brokerage (2.4%)
600	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/29/18 @ 103.44)(2)	(B, B1)	04/15/22	6.875	606,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/29/18 @ 103.75)(2)	(B, B1)	04/15/21	7.500	1,489,875
2,375	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(2)	(BB-, B2)	09/15/25	5.750	2,324,531

					4,420,406

Building & Construction (0.8%)
1,500	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(2)	(BB-, B1)	05/01/26	5.625	1,470,000

Building Materials (8.4%)
1,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(2)	(B+, B3)	05/15/26	5.875	1,006,250
550	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(2)	(B+, B3)	12/15/23	5.750	563,062
1,000	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(2)	(BB, Ba3)	03/15/26	4.875	957,500
1,825	Beacon Roofing Supply, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(2)	(B+, B3)	11/01/25	4.875	1,688,125
325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(2)	(B-, Caa1)	08/15/25	6.125	312,000
250	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.38)(2)	(BB, Ba1)	01/15/25	4.750	242,863
1,250	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(2)	(BB, Ba1)	01/15/28	5.000	1,184,375
1,025	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(2)	(BB-, B1)	12/15/25	4.625	948,125
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(2)	(BB-, B1)	12/15/27	4.875	456,875
575	Masonite International Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 102.88)(2)	(BB+, Ba3)	09/15/26	5.750	577,875
2,350	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/18 @ 104.50)(2)	(B-, Caa1)	08/15/20	12.000	2,458,687
2,450	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 10/29/18 @ 104.50)(2)	(CCC+, Caa1)	05/15/23	9.000	2,541,875
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB, B3)	04/15/22	8.500	533,125
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 10/15/18 @ 103.06)	(BB, B3)	07/15/23	6.125	509,590
475	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	482,933
800	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(2)	(BB+, Ba1)	06/01/27	4.875	810,808

					15,274,068

Cable & Satellite TV (8.7%)
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(2)	(B+, B1)	05/15/26	7.500	1,221,875
825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 10/29/18 @ 104.97)(2)	(B+, B1)	02/15/23	6.625	833,250
550	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(2)	(B, B1)	05/01/26	7.375	552,063

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(2)	(B, B1)	05/15/24	6.250	$1,186,500
500	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(2)	(BB, Ba3)	05/15/26	5.500	500,625
1,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 10/09/18 @ 104.03)(2)	(BB, Ba3)	07/15/23	5.375	1,216,500
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(2)	(BB-, Ba3)	02/15/25	6.875	1,905,500
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B-, B2)	06/01/24	5.250	671,300
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(2)	(BB-, Ba2)	02/01/28	5.375	811,750
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(2)	(BB-, Ba2)	04/15/27	5.500	48,625
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(2)	(BB-, Ba2)	10/15/25	6.625	422,500
335	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(2)	(B-, B2)	10/15/25	10.875	390,275
2,350	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/29/18 @ 105.16)(2)	(B, B3)	08/15/23	6.875	2,471,142
1,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(2)	(BB-, Ba3)	03/01/28	5.500	1,701,000
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(2),(4)	(BB-, Ba3)	04/15/27	5.000	651,368
1,350	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(2)	(BB-, B1)	01/15/27	5.500	1,270,012

					15,854,285

Chemicals (6.2%)
1,700	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(2),(3)	(CCC+, Caa1)	06/01/23	8.750	1,731,875
1,500	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(2)	(CCC+, Caa1)	02/01/25	6.250	1,500,450
500	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(2)	(BB, B1)	04/15/26	5.500	492,500
1,380	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(2)	(NR, Ba3)	02/01/26	4.500	1,319,211
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(2)	(BB-, B1)	04/30/26	5.750	948,750
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(2)	(BB-, B2)	11/15/22	6.750	522,090
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(2),(5),(6),(7),(8)	(NR, NR)	05/01/19	9.000	9,946
500	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(2)	(B-, Caa1)	10/01/26	8.000	508,125
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(2)	(BB-, B2)	09/01/25	5.375	966,550
1,500	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(2)	(B-, B3)	04/15/26	6.500	1,447,500
1,700	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1),(2)	(BB-, B2)	07/15/25	5.750	1,547,000
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(2)	(BB+, Ba3)	09/30/24	5.500	332,313

					11,326,310

Consumer/Commercial/Lease Financing (0.2%)
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 10/09/18 @ 103.69)(2)	(BB+, B1)	04/15/21	7.375	388,624

Diversified Capital Goods (0.8%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	932,625
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(2)	(BB+, Ba2)	04/30/23	5.000	476,463

					1,409,088

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (1.7%)
$1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(2)	(BB-, Ba3)	02/10/26	4.625	$1,673,263
1,500	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(2)	(BB+, Ba3)	10/01/25	5.000	1,503,750

					3,177,013

Energy - Exploration & Production (2.0%)
825	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 03/31/21 @ 102.94)(2)	(BB+, Ba2)	03/31/25	5.875	854,906
600	Jagged Peak Energy LLC, Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.94)(2)	(B, B3)	05/01/26	5.875	598,500
932	Talos Production Finance, Inc., Rule 144A, Secured Notes (Callable 05/10/19 @ 105.50)(2)	(NR, NR)	04/03/22	11.000	1,002,153
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 10/29/18 @ 100.00)	(CC, Ca)	06/15/19	8.500	1,129,620

					3,585,179

Food - Wholesale (1.2%)
1,160	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(2)	(B+, B3)	05/01/25	6.875	1,122,300
400	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(2)	(BB, Ba2)	11/01/26	4.875	393,500
700	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(2)	(BB, B2)	06/15/24	5.875	707,000

					2,222,800

Gaming (3.0%)
500	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B, B3)	08/15/26	6.000	506,250
1,750	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(2)	(B+, Ba3)	01/15/28	4.750	1,645,000
1,683	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(2)	(CCC+, Caa1)	03/01/24	8.250	1,775,565
1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(2)	(B, B2)	02/01/24	7.875	1,562,884

					5,489,699

Gas Distribution (3.3%)
1,450	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(2)	(BB-, B3)	03/15/26	6.500	1,446,375
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	1,608,750
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	716,250
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	712,500
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	413,312
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/29/18 @ 104.50)	(B+, B1)	05/15/23	6.000	162,565
1,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(2)	(BB, B2)	08/01/24	6.000	1,027,500

					6,087,252

Health Facilities (1.8%)
750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	755,625
1,000	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	1,027,500
200	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	202,000
1,263	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	1,238,404

					3,223,529

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Services (2.1%)
$1,250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(2)	(BB-, Ba2)	10/01/24	5.125	$1,212,500
1,425	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	1,392,937
1,200	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/29/18 @ 104.88)(2)	(CCC+, Caa1)	05/15/23	6.500	1,239,000

					3,844,437

Hotels (1.1%)
2,100	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(2)	(BB-, B1)	05/01/25	5.250	2,037,000

Insurance Brokerage (3.3%)
2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(2)	(CCC+, Caa2)	11/15/25	7.000	1,869,900
710	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/09/18 @ 104.13)(2)	(CCC+, Caa2)	08/01/23	8.250	736,625
1,500	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(2)	(CCC+, Caa2)	05/01/26	7.000	1,505,715
1,950	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(2)	(CCC+, Caa2)	07/15/25	6.875	1,959,750

					6,071,990

Investments & Misc. Financial Services (2.5%)
2,300	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(2)	(B-, B3)	05/01/26	8.000	2,380,500
2,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(2)	(B-, B1)	06/15/22	6.750	2,199,375

					4,579,875

Machinery (1.2%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(1),(2)	(BB-, B2)	01/15/26	5.000	962,500
450	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(2)	(B+, B1)	12/15/25	4.875	430,875
775	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(2)	(BB, B2)	02/01/25	5.625	771,125

					2,164,500

Media - Diversified (0.3%)
550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	523,325

Media Content (2.1%)
1,550	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(2)	(B, B3)	06/15/24	7.625	1,672,062
1,200	Netflix, Inc., Rule 144A, Senior Unsecured Notes(2)	(B+, Ba3)	11/15/28	5.875	1,201,500
905	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(2)	(B+, Ba3)	08/01/23	5.000	908,394

					3,781,956

Medical Products (0.5%)
875	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 10/29/18 @ 102.00)(2),(3)	(CCC+, Caa2)	11/01/21	8.125	885,938

Metals & Mining - Excluding Steel (4.4%)
1,550	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(2)	(BB-, Ba3)	01/15/24	4.875	1,530,625
2,000	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 10/29/18 @ 101.53)(2)	(B, B2)	12/15/20	6.125	1,905,000
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1),(2)	(B, NR)	03/01/26	6.875	1,368,750
907	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	929,403
2,120	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 11/15/18 @ 100.00)(5),(7),(8)	(NR, NR)	06/01/19	11.000	—

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$2,250	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(2)	(B, B3)	06/15/22	8.750	$2,292,187

					8,025,965

Oil Field Equipment & Services (4.2%)
1,575	FTS International, Inc., Global Senior Secured Notes (Callable 10/29/18 @ 103.13)	(B, B3)	05/01/22	6.250	1,517,906
1,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(2)	(B-, B3)	04/01/22	9.875	1,000,000
811	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 10/29/18 @ 100.00)(3)	(NR, NR)	02/04/20	8.400	291,918
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/29/18 @ 103.38)(1)	(B-, Caa2)	07/15/22	6.750	748,125
400	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 10/29/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	352,000
2,500	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(2)	(B-, B2)	02/15/25	8.250	2,587,500
700	Sidewinder Drilling, Inc., Secured Notes (Callable 10/16/18 @ 100.00)(7),(8)	(NR, NR)	02/15/20	12.000	700,898
100	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B-, Caa2)	10/15/22	5.800	99,875
400	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(2)	(BB-, B3)	02/15/25	6.625	398,000

					7,696,222

Oil Refining & Marketing (1.4%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 10/29/18 @ 103.13)(2)	(B+, B3)	08/15/22	6.250	501,250
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 10/29/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	2,040,000

					2,541,250

Packaging (3.5%)
1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(2)	(B, B3)	02/15/25	6.000	1,030,313
1,000	Crown Americas Capital Corp., VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(1),(2)	(B+, Ba3)	02/01/26	4.750	957,500
2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(2)	(CCC+, Caa1)	01/15/25	6.875	1,920,000
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 10/01/18 @ 103.88)(2),(9)	(B-, Caa1)	02/15/23	7.750	542,928
2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(2)	(BB-, Ba3)	10/15/25	4.875	1,966,719

					6,417,460

Personal & Household Products (1.6%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(2)	(CC, Caa3)	03/15/25	8.875	659,813
1,124	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(2)	(BB-, B1)	12/31/25	6.750	1,104,330
1,150	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1),(2)	(B-, Caa1)	03/01/24	6.375	1,168,687

					2,932,830

Pharmaceuticals (4.0%)
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(2)	(B-, Caa1)	04/01/26	9.250	540,625
1,525	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/29/18 @ 102.94)(2)	(B-, Caa1)	05/15/23	5.875	1,492,594
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(2)	(B-, Caa1)	12/15/25	9.000	270,000
1,300	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(2)	(BB-, Ba3)	03/15/24	7.000	1,376,700
1,000	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(2)	(B+, B3)	01/15/26	4.875	967,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals
$500	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 10/29/18 @ 104.50)(2)	(CCC+, B3)	07/15/23	6.000	$446,250
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(2)	(BB-, Ba2)	10/15/24	5.875	659,750
1,682	Owens & Minor, Inc., Global Company Guaranteed Notes (Callable 09/15/24 @ 100.00)	(BB, B1)	12/15/24	4.375	1,448,622

					7,202,041

Printing & Publishing (0.5%)
1,000	Multi-Color Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(2)	(B+, B2)	11/01/25	4.875	937,500

Real Estate Investment Trusts (2.3%)
750	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	757,500
1,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	987,500
902	iStar, Inc., Senior Unsecured Notes (Callable 10/29/18 @ 100.00)	(BB-, B1)	07/01/19	5.000	904,075
600	iStar, Inc., Senior Unsecured Notes (Callable 10/29/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	614,988
900	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	909,000

					4,173,063

Recreation & Travel (2.9%)
1,250	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(2)	(B, B2)	05/01/25	7.250	1,328,125
1,035	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,003,950
750	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(2)	(BB, Ba2)	06/15/26	5.750	759,375
650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(2)	(BB-, B2)	04/15/27	5.500	645,125
850	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(2)	(BB-, B2)	07/31/24	4.875	830,875
675	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 10/29/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	677,531

					5,244,981

Restaurants (1.8%)
1,350	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(2)	(CCC+, B3)	10/15/24	6.750	1,372,788
2,075	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(2)	(B-, B3)	10/15/25	5.000	1,992,021

					3,364,809

Software - Services (4.3%)
1,850	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,813,000
937	Epicor Software Corp., Rule 144A, Secured Notes (Callable 10/29/18 @ 102.00), LIBOR 3M + 7.250%(2),(7),(8),(10)	(NR, NR)	06/30/23	9.650	946,370
900	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(2)	(B+, B1)	01/15/24	5.750	918,000
950	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 10/29/18 @ 101.78)(2),(3)	(CCC, Caa2)	05/01/21	7.125	963,053
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 10/15/18 @ 102.88)(9)	(CCC+, Caa1)	05/15/22	5.750	1,074,619
1,925	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(2)	(CCC+, Caa1)	03/01/24	10.500	2,112,688

					7,827,730

Specialty Retail (1.4%)
350	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	341,145
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, Ba3)	12/01/24	5.375	738,750
300	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/29/18 @ 101.92)	(B+, Ba3)	10/01/22	5.750	305,813

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail
$1,150	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(2)	(B, B1)	05/01/25	7.500	$1,129,875

					2,515,583

Steel Producers/Products (1.1%)
600	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 04/15/21 @ 102.88)(2)	(BB+, Ba3)	04/15/26	5.750	583,500
400	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	377,000
1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(2)	(B, B3)	06/15/23	9.875	1,088,750

					2,049,250

Support - Services (7.5%)
2,100	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(2)	(B, B3)	12/15/21	9.500	2,226,000
575	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	510,313
1,200	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(2)	(BB-, B1)	04/01/25	5.125	1,211,292
2,000	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/20 @ 104.22)	(BB-, B2)	09/01/25	5.625	2,000,000
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(2)	(B, B3)	06/01/25	5.125	1,426,657
663	Sabre GLBL, Inc. Rule 144A, Senior Secured Notes (Callable 11/15/18 @ 103.94)(2)	(BB, Ba2)	11/15/23	5.250	666,315
2,025	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(2)	(BB-, Ba3)	12/15/25	4.875	1,941,469
575	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(2)	(CCC+, Caa1)	06/01/25	6.750	560,625
1,100	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB, Ba3)	01/15/28	4.875	1,034,000
500	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB, Ba3)	05/15/27	5.500	495,625
1,350	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(2)	(B+, NR)	05/01/25	7.875	1,315,075
200	Williams Scotsman International, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/20 @ 103.44)(2)	(B, B2)	08/15/23	6.875	199,000

					13,586,371

Tech Hardware & Equipment (1.5%)
1,400	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	1,397,900
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(2)	(BB-, Ba3)	03/15/27	5.000	506,625
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(2)	(BB-, Ba3)	06/15/25	6.000	905,625

					2,810,150

Telecom - Satellite (0.7%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	521,900
800	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	783,000

					1,304,900

Telecom - Wireless (1.5%)
1,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(2)	(NR, Baa2)	03/20/28	5.152	1,007,400
950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	895,375
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB+, Ba2)	01/15/26	6.500	735,140

					2,637,915

Telecom - Wireline Integrated & Services (2.1%)
350	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	350,875
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1),(2)	(CCC+, Caa1)	12/31/24	7.875	2,594,666

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$800	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(2)	(BB, B1)	11/15/25	4.750	$770,152
150	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 10/29/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	148,781

					3,864,474

Theaters & Entertainment (3.0%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(1)	(B, B3)	05/15/27	6.125	721,875
600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 10/29/18 @ 102.94)	(B, B3)	02/15/22	5.875	606,750
500	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(1)	(B, B3)	11/15/26	5.875	480,000
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 10/29/18 @ 104.50)(2)	(BB-, Ba2)	06/15/23	6.000	765,938
1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 10/29/18 @ 102.44)	(BB, B2)	06/01/23	4.875	1,235,937
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(2)	(B+, B1)	03/15/26	5.625	708,750
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(2)	(B+, B1)	11/01/24	4.875	1,007,062

					5,526,312

Transport Infrastructure/Services (0.9%)
1,750	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 10/29/18 @ 108.44)(2)	(B, Caa2)	08/15/22	11.250	1,599,063

TOTAL CORPORATE BONDS (Cost $196,929,960)					194,813,268

BANK LOANS (24.3%)
Aerospace & Defense (0.5%)
875	Sequa Mezzanine Holdings LLC, LIBOR 2M + 5.000%(10)	(CCC+, B3)	11/28/21	7.186	862,675

Auto Parts & Equipment (0.8%)
744	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(B, B2)	05/19/23	6.563	751,379
669	U.S. Farathane LLC, LIBOR 3M + 3.500%(8),(10)	(B+, B2)	12/23/21	5.886	673,264

					1,424,643

Building Materials (1.1%)
1,000	Airxcel, Inc., LIBOR 1M + 8.750%(8),(10)	(CCC+, Caa2)	04/27/26	10.992	967,500
1,073	Fastener Acquisition, Inc., LIBOR 3M + 8.750%(10)	(CCC+, Caa2)	03/30/26	11.136	1,034,971

					2,002,471

Chemicals (5.2%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(10)	(NR, Caa1)	07/11/25	10.583	990,000
1,313	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/14/24	10.242	1,314,141
1,641	Preferred Proppants LLC, LIBOR 3M + 7.750%(6),(8),(10)	(CCC, Caa2)	07/27/20	10.136	1,436,043
1,600	Schenectady International Group, Inc.(8),(10)	(B, B2)	08/10/25	4.750	1,610,000
992	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/22/21	6.242	984,786
1,750	Vantage Specialty Chemicals, Inc., LIBOR 2M + 8.250%(10)	(CCC, Caa2)	10/27/25	10.592	1,763,860
1,546	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B2)	08/12/24	6.386	1,475,555

					9,574,385

Diversified Capital Goods (1.0%)
750	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(10)	(B, B1)	11/30/23	6.313	754,219
1,005	Dynacast International LLC, LIBOR 3M + 8.500%(8),(10)	(B-, Caa1)	01/30/23	10.886	994,950

					1,749,169

Electronics (0.9%)
750	CPI International, Inc., LIBOR 1M + 7.250%(8),(10)	(CCC+, Caa2)	07/26/25	9.492	743,437
987	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	5.992	994,381

					1,737,818

Energy - Exploration & Production (0.6%)
1,000	W&T Offshore, Inc.(6)	(B-, Caa2)	05/15/20	9.000	1,012,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Facilities (0.8%)
$995	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(8),(10)	(B, B1)	02/22/24	7.625	$1,011,169
496	Western Dental Services, Inc., LIBOR 1M + 4.500%(8),(10)	(B-, B3)	06/23/23	6.742	498,734

					1,509,903

Insurance Brokerage (1.1%)
1,970	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	6.592	1,980,778

Investments & Misc. Financial Services (1.0%)
929	Ditech Holding Corp., LIBOR 1M + 6.000%(10)	(CCC+, Caa2)	06/30/22	8.242	880,439
930	Ocwen Financial Corp., LIBOR 1M + 5.000%(10)	(B+, B3)	12/05/20	7.165	935,740

					1,816,179

Machinery (2.4%)
1,734	CPM Acquisition Corp., LIBOR 1M + 8.250%(10)	(B-, Caa1)	04/10/23	10.492	1,751,477
1,415	LTI Holdings, Inc., LIBOR 3M + 6.750%(10)	(CCC+, Caa2)	09/06/26	8.992	1,419,113
1,125	WireCo WorldGroup, Inc., LIBOR 1M + 9.000%(8),(10)	(B-, Caa2)	09/30/24	11.242	1,136,250

					4,306,840

Media Content (0.3%)
500	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(9),(10)	(CCC+, Caa2)	06/30/22	8.250	585,015

Medical Products (0.5%)
893	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(10)	(B-, B2)	06/15/23	7.160	898,189

Personal & Household Products (2.3%)
1,000	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(10)	(CCC+, Caa1)	09/29/25	9.992	1,008,750
494	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, Caa1)	02/05/24	6.992	478,101
1,350	Comfort Holding LLC, LIBOR 1M + 10.000%(8),(10)	(CCC-, Caa3)	02/03/25	12.242	1,306,125
1,250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/08/24	10.133	980,000
45	TricorBraun Holdings, Inc., LIBOR 3M + 2.750%(10)	(B, B2)	11/30/23	6.103	45,592
450	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/30/23	6.136	452,467

					4,271,035

Recreation & Travel (0.3%)
184	BC Equity Ventures LLC(10)	(CCC+, Caa2)	08/21/26	0.500	184,671
354	BC Equity Ventures LLC, LIBOR 3M + 7.750%(10)	(CCC+, Caa2)	08/21/26	9.860	355,137

					539,808

Software - Services (2.0%)
623	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.636	619,287
600	Eze Castle Software, Inc., LIBOR 1M + 6.500%(10)	(CCC+, Caa1)	04/05/21	8.742	603,000
1,053	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.500	1,060,055
359	LDiscovery LLC, LIBOR 2M + 5.875%(6),(8),(10)	(B, B3)	12/09/22	8.085	347,836
1,000	TigerLuxOne Sarl, LIBOR 3M + 8.250%(10)	(CCC+, Caa2)	02/16/25	10.636	1,003,750

					3,633,928

Specialty Retail (1.2%)
1,250	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(8),(10)	(CCC+, Caa1)	10/03/25	9.843	1,256,250
1,000	Sally Holdings LLC(8)	(BB+, Ba1)	07/05/24	4.500	975,000

					2,231,250

Support - Services (1.5%)
1,500	Sedgwick Claims Management Services, Inc., LIBOR 3M + 5.750%(10)	(CCC+, Caa2)	02/28/22	8.008	1,508,445
1,576	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(6),(10)	(CC, Caa3)	11/14/19	13.500	543,708
650	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(10)	(CCC+, Caa2)	08/25/25	9.992	653,250

					2,705,403

Theaters & Entertainment (0.8%)
1,330	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(B-, B2)	07/03/26	6.750	1,335,277
162	NEG Holdings LLC, LIBOR 3M + 8.000%(6),(7),(8),(10)	(B-, B3)	10/17/22	10.386	152,570

					1,487,847

TOTAL BANK LOANS (Cost $44,542,824)					44,329,836

Par (000)	Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITY (0.5%)
Collateralized Debt Obligation (0.5%)
$1,000	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(2),(10) (Cost $923,047)	(BB, NR)	01/20/25	7.098	$999,657

Number of Shares

COMMON STOCKS (1.4%)

Auto Parts & Equipment (0.5%)
46,071	UCI International, Inc.(6),(7),(8),(11)	863,831

Building & Construction (0.0%)
5	White Forest Resources, Inc.(6),(7),(8),(11)	21

Building Materials (0.0%)
372	Dayton Superior Corp.(6),(7),(8),(11)	—

Energy - Exploration & Production (0.5%)
26,788	Talos Energy, Inc.(11)	879,182

Oil Field Equipment & Services (0.3%)
11	Sidewinder Drilling, Inc., Series A(7),(8),(11)	656,762

Support - Services (0.1%)
800	LTR Holdings LLC(6),(7),(8),(11)	221,600
433	Sprint Industrial Holdings LLC, Class G(7),(8),(11)	4
39	Sprint Industrial Holdings LLC, Class H(7),(8),(11)	1
96	Sprint Industrial Holdings LLC, Class I(7),(8),(11)	1

221,606

Theaters & Entertainment (0.0%)
20	NEG Holdings LLC, Litigation Trust Units(6),(7),(8),(11)	20

TOTAL COMMON STOCKS (Cost $2,887,148)	2,621,422

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(6),(7),(8),(11) (Cost $156,000)	—

Par (000)

SHORT-TERM INVESTMENT (6.9%)
$12,531	State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(12) (Cost $12,530,978)	12,530,978

TOTAL INVESTMENTS AT VALUE (139.9%) (Cost $257,969,957)	255,295,161

LIABILITIES IN EXCESS OF OTHER ASSETS (-39.9%)	(72,876,250)

NET ASSETS (100.0%)	$182,418,911

INVESTMENT ABBREVIATIONS

1M = 1 Month 2M = 2 Month 3M = 3 Month 6M = 6 Month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security or portion thereof is out on loan.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $151,195,975 or 82.9% of net assets.

(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	This security is denominated in British Pound.
(5)	Bond is currently in default.
(6)	Illiquid security (unaudited).
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(8)	Security is valued using significant unobservable inputs.
(9)	This security is denominated in Euro.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of September 30, 2018.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2018.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	334,900	USD	401,401	10/12/18	Morgan Stanley	$401,401	$389,291	$(12,110)
GBP	1,685,000	USD	2,305,762	10/12/18	Morgan Stanley	2,305,762	2,198,288	(107,474)
USD	3,495,423	EUR	2,895,000	10/12/18	Morgan Stanley	(3,495,423)	(3,365,178)	130,245
USD	3,010,145	GBP	2,247,879	10/12/18	Morgan Stanley	(3,010,145)	(2,932,632)	77,513

								$88,174

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$193,156,054	$1,657,214	(1)	$194,813,268	(1)
Bank Loans	—	31,220,708	13,109,128		44,329,836
Asset Backed Security	—	999,657	—		999,657
Common Stocks	879,182	—	1,742,240	(1)	2,621,422	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Short-Term Investment	—	12,530,978	—		12,530,978

	$879,182	$237,907,397	$16,508,582	(1)	$255,295,161	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$207,758	$—		$207,758

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$119,584	$—		$119,584

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds		Bank Loans	Common Stocks		Preferred Stock		Total
Balance as of December 31, 2017	$1,627,887		$8,431,068	$1,480,492	(1)	$0	(1)	$11,539,447	(1)
Accrued discounts (premiums)	23,586		35,096	—		—		58,682
Purchases	1,208,682		4,796,111	—		—		6,004,793
Sales	(1,232,793)		(1,828,499)	—		—		(3,061,292)
Realized gain (loss)	1,157		3,135	—		—		4,292
Change in unrealized appreciation (depreciation)	28,695		(88,872)	261,748		—		201,571
Transfers into Level 3	—		4,263,945	—		—		4,263,945
Transfers out of Level 3	—		(2,502,856)	—		—		(2,502,856)

Balance as of September 30, 2018	$1,657,214	(1)	$13,109,128	$1,742,240	(1)	$0	(1)	$16,508,582	(1)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$26,298		$(56,011)	$261,748		$—		$232,035

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 9/30/2018	Valuation Techniques	Unobservable Input	Range (Weighted Average per share)
Corporate Bonds	$946,370	Vendor Pricing	Single Broker Quote	NA
	$700,898	Market Approach	Comparable Equity Price and Discount for Illiquidity	NA
	$9,946	Income Approach	Expected remaining distribution	$0.00 – $0.04 ($0.00)
Bank Loans	$12,956,558	Vendor Pricing	Single Broker Quote	$0.88 – $1.02 ($0.98)
	$152,570	Market Approach	Comparable Bond Price	NA
Common Stocks	$863,831	Vendor Pricing	Single Broker Quote	NA
	$656,762	Market Approach	Comparable Equity Price and Discount for Illiquidity	NA
	$221,641	Market Approach	Discount For Illiquidity and EBITDA Multiples	$0.00 – $277.00 ($185.23)
	$6	Market Approach/Income Approach	Comparable Bond Price, Discounted Cash Flows	NA
Preferred Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2018, there were no transfers between Level 1 and Level 2, but there was $4,263,945 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $2,502,856 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:            Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:            Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   November 29, 2018

/s/ Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer and Treasurer

Date:   November 29, 2018